Financial instruments - Hierarchy of liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair value of liabilities
Financial liabilities	£ 767,851	£ 740,189
Financial liabilities at amortised cost
Fair value of liabilities
Financial liabilities	584,673	567,941
Derivatives [Member]
Fair value of liabilities
Financial liabilities	102,719	100,835
Financial liabilities (other)
Fair value of liabilities
Financial liabilities	47,744	49,326
Financial liabilities (other) | Financial liabilities at amortised cost
Fair value of liabilities
Financial liabilities	45,965	47,655
Financial liabilities, subordinated
Fair value of liabilities
Financial liabilities	8,110	8,429
Financial liabilities, subordinated | Financial liabilities at amortised cost
Fair value of liabilities
Financial liabilities	7,770	7,726
At fair value
Fair value of liabilities
Financial liabilities	179,183	167,807
At fair value | Trading deposits
Fair value of liabilities
Financial liabilities	48,781	38,660
At fair value | Debt securities in issue, trading
Fair value of liabilities
Financial liabilities	803	974
At fair value | Short positions, trading
Fair value of liabilities
Financial liabilities	24,761	24,964
At fair value | Derivatives [Member]
Fair value of liabilities
Financial liabilities	102,719	100,835
At fair value | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Financial liabilities	1,237	1,103
At fair value | Other deposits
Fair value of liabilities
Financial liabilities	542	568
At fair value | Financial liabilities, subordinated
Fair value of liabilities
Financial liabilities	340	703
At fair value | Level 1
Fair value of liabilities
Financial liabilities	£ 22,022	£ 20,507
As % of Total FV Assets	12.00%	12.00%
At fair value | Level 1 | Short positions, trading
Fair value of liabilities
Financial liabilities	£ 22,022	£ 20,507
At fair value | Level 2
Fair value of liabilities
Financial liabilities	£ 156,410	£ 146,691
As % of Total FV Assets	88.00%	88.00%
At fair value | Level 2 | Trading deposits
Fair value of liabilities
Financial liabilities	£ 48,780	£ 38,658
At fair value | Level 2 | Debt securities in issue, trading
Fair value of liabilities
Financial liabilities	801	974
At fair value | Level 2 | Short positions, trading
Fair value of liabilities
Financial liabilities	2,738	4,456
At fair value | Level 2 | Derivatives [Member]
Fair value of liabilities
Financial liabilities	101,972	100,229
At fair value | Level 2 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Financial liabilities	1,237	1,103
At fair value | Level 2 | Other deposits
Fair value of liabilities
Financial liabilities	542	568
At fair value | Level 2 | Financial liabilities, subordinated
Fair value of liabilities
Financial liabilities	340	703
At fair value | Level 3
Fair value of liabilities
Financial liabilities	£ 751	£ 609	£ 685	£ 894
As % of Total FV Assets	0.00%	0.00%
At fair value | Level 3 | Trading deposits
Fair value of liabilities
Financial liabilities	£ 1	£ 2
At fair value | Level 3 | Debt securities in issue, trading
Fair value of liabilities
Financial liabilities	2
At fair value | Level 3 | Short positions, trading
Fair value of liabilities
Financial liabilities	1	1
At fair value | Level 3 | Derivatives [Member]
Fair value of liabilities
Financial liabilities	£ 747	£ 606